UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Dr., Suite 500, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Alan M. Meder Duff & Phelps Utility and Corporate Bond Trust Inc. 200 S. Wacker Dr., Suite 500 Chicago, Illinois 60606	Lawrence Hamilton Mayer Brown LLP 71 South Wacker Drive Chicago, Illinois 60606
(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 263-2610

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments –

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2008

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)
	LONG-TERM INVESTMENTS - 155.0%
	U.S. Government and Agency Obligations - 9.3%
	Federal Home Loan Banks,
$10,000	7.125%, 1/15/10	$10,121,790
	Federal National Mortgage Association,
10,000	7.25%, 1/15/10	10,514,950
5,000	6.00%, 5/15/11	5,340,985
272	8.00%, 10/01/30	294,761
989	7.00%, 12/01/31	1,039,648
	Government National Mortgage Association Pass-Through Certificates,
15	7.00%, 3/15/26	15,458
93	8.00%, 11/15/30	101,618
34	8.00%, 2/15/31	37,854

	Total U.S. Government and Agency Obligations (cost $27,455,149)	27,467,064

	Corporate Bonds - 139.8%
	Financial - 33.0%
	Bank United,
4,910	8.00%, 3/15/09 (a)	30,687
	Bear Stearns & Co. Inc.,
7,000	7.625%, 12/07/09	7,071,015
	Boeing Capital Corp.,
7,000	6.50%, 2/15/12	7,444,073
	Duke Realty Corp, L.P.,
6,000	6.80%, 2/12/09	5,993,862
	ERP Operating Limited Partnership,
5,000	6.625%, 3/15/12	4,968,555
	Firstar Bank, N.A.,
7,000	7.125%, 12/01/09	7,145,397
	Household Finance Corp.,
10,000	8.00%, 7/15/10	10,208,720
	JPMorgan Chase & Co.,
10,000	7.875%, 6/15/10	10,202,310
	Keybank, N.A.,
3,200	7.30%, 5/01/11	2,910,010
	Mack-Cali Realty, L.P.,
7,000	7.75%, 2/15/11	7,351,883
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	4,215,730
5,000	6.875%, 11/15/18	4,310,710
	NationsBank Capital Trust IV,
10,000	8.25%, 4/15/27	9,625,550
	PNC Funding Corp.,
6,000	7.50%, 11/01/09	5,927,262
	Simon Property Group, L.P.,
5,000	7.125%, 2/09/09	4,985,850
5,000	7.00%, 7/15/09	4,969,160

		97,360,774

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2008

(Unaudited)

Principal Amount (000)	Description	Value
	Industrial - 29.5%
	Archer-Daniels-Midland Company,
$4,000	7.125%, 3/01/13	$4,328,408
	Coca-Cola Enterprises, Inc.,
5,000	8.50%, 2/01/12	5,539,325
	DaimlerChrysler NA Holdings,
10,000	7.20%, 9/01/09	10,108,990
	Dow Chemical Company,
7,000	9.00%, 4/01/21	8,118,264
	Potash Corporation of Saskatchewan, Inc.,
6,578	7.75%, 5/31/11	6,897,099
	Sun Company, Inc.,
5,000	9.00%, 11/01/24	6,135,090
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	6,069,742
3,200	9.875%, 6/15/22	3,619,888
	Time Warner Entertainment Company, L.P.,
5,000	8.875%, 10/01/12	5,242,090
	Time Warner, Inc.,
5,000	9.15%, 2/01/23	5,192,425
	Union Pacific Corp.,
9,258	7.375%, 9/15/09	9,435,041
	USX Corporation,
10,000	9.125%, 1/15/13	11,173,450
	Wal-Mart Stores, Inc.,
5,000	6.875%, 8/10/09	5,136,390

		86,996,202

	Telephone - 20.8%
	British Telecommunications PLC,
7,000	8.625%, 12/15/10	7,319,760
	Deutsche Telekom International Finance,
12,000	8.50%, 6/15/10	12,461,880
	France Telecom SA,
5,000	7.75%, 3/01/11	5,250,350
	Koninklijke (Royal) KPN NV,
5,000	8.00%, 10/01/10	5,241,800
	New Cingular Wireless Services, Inc.,
9,000	8.125%, 5/01/12	9,606,690
	New York Telephone Co.,
5,000	8.625%, 11/15/10	5,298,600
	Sprint Corp.,
10,125	9.25%, 4/15/22	8,316,999
	Verizon Global Funding Corp.,
7,500	7.375%, 9/01/12	7,748,625

		61,244,704

	Utilities - 56.5%
	AGL Capital Corp.,
10,000	7.125%, 1/14/11	10,409,100
	CalEnergy Company, Inc.,
10,000	8.48%, 9/15/28	11,035,000
	CenterPoint Energy Resources Corp.,
10,000	7.75%, 2/15/11	10,279,700
	Duke Energy Corporation,
10,000	7.375%, 3/01/10	10,396,700
	FPL Group Capital, Inc.,
5,050	7.375%, 6/01/09	5,175,442

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	Utilities (Continued)
	Hydro-Quebec,
$10,000	7.50%,	4/01/16	$11,855,650
	Illinois Power Co.,
8,485	7.50%,	6/15/09	8,589,705
	KeySpan Gas East Corporation,
10,088	7.875%,	2/01/10	10,486,779
	NSTAR,
7,020	8.00%,	2/15/10	7,359,768
	ONEOK Partners, L.P.,
6,040	8.875%,	6/15/10	6,415,265
	Progress Energy, Inc.,
6,000	7.10%,	3/01/11	6,168,540
	PSE&G Power, LLC.,
7,195	7.75%,	4/15/11	7,469,345
	Sempra Energy,
10,000	7.95%,	3/01/10	10,312,600
	South Carolina Electric & Gas Co.,
6,000	6.125%,	3/01/09	6,034,860
	Southern California Edison Company,
5,512	7.625%,	1/15/10	5,726,748
	Spectra Energy Capital LLC.,
10,000	7.50%,	10/01/09	10,105,540
	Trans-Canada Pipelines Limited,
10,000	9.875%,	1/01/21	12,242,900
	Wisconsin Energy Corp.,
6,000	6.50%,	4/01/11	6,096,060
	Xcel Energy, Inc.,
10,131	7.00%,	12/01/10	10,454,584

			166,614,286

	Total Corporate Bonds
	(cost $427,169,117)		412,215,966

	Asset-Backed Securities - 1.7%
	Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000	6.62%,	3/01/16	5,040,529

	Total Asset-Backed Securities
	(cost $5,925,000)		5,040,529

Shares
	Non-Convertible Preferred Stock - 4.2%
	Financial - 4.2%
	Duke Realty Corp., Series M,
100,000	6.95%		1,640,000
	Duke Realty Corp., Series N,
100,000	7.25%		1,478,000
	Kimco Realty Corp., Series G,
100,000	7.75%		2,041,000
	Public Storage, Inc., Series I,
120,000	7.25%		2,325,600
	Realty Income Corp., Series D,
100,000	7.375%		2,118,000
	UDR, Inc., Series G,
100,000	6.75%		1,840,000
	Vornado Realty Trust, Series I,
50,000	6.625%		825,000

	Total Non-Convertible Preferred Stock
	(cost $16,713,000)		12,267,600

	Total Long-Term Investments
	(cost $477,262,266)		456,991,159

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2008

(Unaudited)

Principal Amount (000)	Description		Value
	SHORT-TERM INVESTMENTS - 3.9%
	U.S. Treasury Bills,
$1,800	1.568%,	10/30/08	$1,799,318
1,800	1.58%,	11/28/08	1,797,766

			3,597,084
	U.S. Treasury Note,
8,000	4.875%,	10/31/08	8,026,248

	Total Short-Term Investments
	(cost $11,671,253)		11,623,332

	Total Investments - 158.9%
	(Cost $488,933,519)		468,614,491
	Other Assets in Excess of Liabilities - 5.5%		16,173,536
	Liquidation Value of Preferred Shares - (64.4)%		(190,000,000)

	Net Assets Applicable to Common Stock - 100%		$294,788,027

(a) Security is in default and is non-income producing.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$510,165,549	$766,421	$42,317,479	$(41,551,058)

Notes

Securities Valuation:

Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of September 30, 2008.

Level 1 – $ 12,267,600

Level 2 – $456,346,891

Total –    $468,614,491

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT-	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date November 19, 2008

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 19, 2008